Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Note 9.    Variable Interest Entities
The following table summarizes the carrying amounts of the variable interest entities’ assets and liabilities included in Opportunity Financial, LLC’s consolidated balance sheets, prior to intercompany eliminations, as of June 30, 2021 and December 31, 2020 (in thousands):

	June 30, 2021	December 31, 2020
Assets:
Cash and cash equivalents	$—	$127
Restricted cash	54,627	12,350
Finance receivables at fair value	253,164	—
Finance receivables at amortized cost, net	—	148,473
Debt issuance costs, net	1,786	2,576
Other assets	18	26

Liabilities:
Accounts payable	$7	$49
Accrued expenses	1,581	1,647
Secured borrowing payable	17,649	16,025
Senior debt	158,300	112,076

Note 9. Variable Interest Entities
The following table summarizes the carrying amounts of the variable interest entities’ assets and liabilities included in Opportunity Financial, LLC’s consolidated balance sheets, prior to intercompany eliminations, as of December 31:

	2020	2019
Assets:
Cash and cash equivalents	$126,968	$882,801
Restricted cash	12,349,760	11,888,361
Finance receivables, net	148,472,521	207,727,693
Debt issuance costs, net	2,576,327	1,971,500
Other assets	26,109	9,558
Liabilities:
Accounts payable	$48,902	$10,499
Accrued expenses	1,647,387	2,576,546
Secured borrowing payable	16,024,578	17,407,874
Senior debt	112,076,000	183,033,000